Prospectus Supplement                                              223481 3/05

dated March 21, 2005 to:
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PUTNAM AMERICAN GOVERNMENT INCOME FUND
PUTNAM U.S. GOVERNMENT INCOME TRUST
Prospectuses dated January 30, 2005

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

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                                                                                               Dollar Range of
                                                                                                 Fund Shares
Portfolio Leader     Since  Employer             Positions Over Past Five Years                    Owned
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
Kevin M. Cronin      1998   Putnam Management    Head of Investments; Chief Investment Officer,      $0
                            1997 - Present       Core Fixed Income, Fixed Income Money
                                                 Market and Tax Exempt Fixed Income Teams.
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                                                                                               Dollar Range of
Portfolio                                                                                        Fund Shares
Members              Since  Employer             Positions Over Past Five Years                    Owned
--------------------------------------------------------------------------------------------------------------
Rob A. Bloemker      2002   Putnam Management    Team Leader, Mortgage and Government Team.          $0
                            1999 - Present       Previously, Mortgage Specialist, Core Fixed
                                                 Income Team.
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Daniel S. Choquette  2005   Putnam Management    Mortgage Specialist, Core Fixed Income Team.        N/A*
                            2002 - Present

                            Lehman Brothers      Fixed Income Derivatives Trader.
                            Prior to Sept. 2002
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* Mr. Choquette became a portfolio member of the fund after November 30, 2004.
